Statement of Additional Information Supplement

John Hancock Bond Trust

John Hancock Sovereign Bond Fund

John Hancock Strategic Series

Supplement dated March 31, 2022 to the current Statement of Additional Information, as may be supplemented (the SAI)

Effective March 31, 2022 (the Effective Date), the disclosure under “APPENDIX B - PORTFOLIO MANAGER INFORMATION” applicable to Manulife Investment Management (US) LLC (“Manulife IM (US)”) as the subadvisor of Bond Fund, Government Income Fund, Investment Grade Bond Fund, and Short Duration Bond Fund (collectively, the funds), as it specifically relates to the funds’ portfolio managers, is amended and supplemented as follows to add the portfolio manager information for Connor Minnaar, CFA, and Bradley L. Lutz, CFA.

PORTFOLIO MANAGERS AND OTHER ACCOUNTS MANAGED

Bond Fund (the fund)

As of the Effective Date, Connor Minnaar, CFA is added as a portfolio manager of the fund. As of the Effective Date, Jeffrey N. Given, CFA, Howard C. Greene, CFA, and Pranay Sonalkar will continue as portfolio managers of the fund, and, along with Connor Minnaar, CFA, will be jointly and primarily responsible for the day-to-day management of the fund.

Government Income Fund (the fund)

As of the Effective Date, Connor Minnaar, CFA is added as a portfolio manager of the fund. As of the Effective Date, Jeffrey N. Given, CFA, and Howard C. Greene, CFA, will continue as portfolio managers of the fund and, along with Connor Minnaar, CFA, will be jointly and primarily responsible for the day-to-day management of the fund.

Income Fund (the fund)

As of the Effective Date, Bradley L. Lutz, CFA is added as a portfolio manager of the fund. As of the Effective Date, Christopher M. Chapman, CFA, Thomas C. Goggins, Daniel S. Janis III, and Kisoo Park will continue as portfolio managers of the fund, and, along with Bradley L. Lutz, CFA will be jointly and primarily responsible for the day-to-day management of the fund.

Effective March 15, 2023, Daniel S. Janis III will be retiring as a portfolio manager. Accordingly, all references to Mr. Janis will be removed from the SAI as of March 15, 2023.

Investment Grade Bond Fund (the fund)

As of the Effective Date, Connor Minnaar, CFA is added as a portfolio manager of the fund. As of the Effective Date, Jeffrey N. Given, CFA, Howard C. Greene, CFA, and Pranay Sonalkar will continue as portfolio managers of the fund, and, along with Connor Minnaar, CFA, will be jointly and primarily responsible for the day-to-day management of the fund.

Short Duration Bond Fund (the fund)

Effective March 31, 2022, Connor Minnaar, CFA is added as a portfolio manager of the fund. Effective immediately, Jeffrey N. Given, CFA, Howard C. Greene, CFA, and Pranay Sonalkar will continue as portfolio managers of the fund, and, along with Connor Minnaar, CFA, will be jointly and primarily responsible for the day-to-day management of the fund.

The following table reflects information regarding other accounts for which each portfolio manager listed above has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies and series thereof; (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pays advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the table is each portfolio manager’s investment in the fund or funds that he or she manages and any similarly managed accounts.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

The following table reflects information as of February 28, 2022:

	Other Registered		Other Pooled
	Investment Companies		Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Bradley L. Lutz	6	$4,583	3	$351	3	$372
Connor Minnaar	0	$0	0	$0	0	$0

Performance-Based Fees for Other Accounts Managed. Of the accounts listed in the table above, those for which the subadvisor receives a fee based on investment performance are listed in the table below.

	Other Registered		Other Pooled
	Investment Companies		Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Bradley L. Lutz	0	$0	0	$0	0	$0
Connor Minnaar	0	$0	0	$0	0	$0

Ownership of the Funds and Similarly Managed Accounts

The following tables show the dollar range of fund shares and shares of similarly managed accounts beneficially owned by the portfolio managers listed above as of February 28, 2022. For purposes of these tables, “similarly managed accounts” include all accounts that are managed (i) by the same portfolio managers that are jointly and primarily responsible for the day-to-day management of the fund; and (ii) with an investment style, objective, policies and strategies substantially similar to those that are used to manage the fund. Each portfolio manager’s ownership of fund shares is stated in the footnotes that follow the tables.

Bond Fund

Portfolio Manager	Dollar Range of Shares Owned[1]
Connor Minnaar, CFA	None

1 As of February 28, 2022, Connor Minnaar beneficially $0 of Bond Fund.

Government Income Fund

Portfolio Manager	Dollar Range of Shares Owned[1]
Connor Minnaar, CFA	None

1 As of February 28, 2022, Connor Minnaar beneficially $0 of Government Income Fund.

Income Fund

Portfolio Manager	Dollar Range of Shares Owned[1]
Bradley L. Lutz, CFA	None

1 As of February 28, 2022, Bradley L. Lutz beneficially $0 of Income Fund.

Investment Grade Bond Fund

Portfolio Manager	Dollar Range of Shares Owned[1]
Connor Minnaar, CFA	None

1 As of February 28, 2022, Connor Minnaar beneficially $0 of Investment Grade Bond Fund.

Short Duration Bond Fund

Portfolio Manager	Dollar Range of Shares Owned[1]
Connor Minnaar, CFA	None

1 As of February 28, 2022, Connor Minnaar beneficially owned $0 of Short Duration Bond Fund.

You should read this supplement in conjunction with the SAI and retain it for your future reference.

Statement of Additional Information Supplement

John Hancock Strategic Series

Managed Account Shares Securitized Debt Portfolio (the fund)

Supplement dated March 31, 2022 to the current Statement of Additional Information, as may be supplemented (the SAI)

Effective March 31, 2022 (the Effective Date), the disclosure under “APPENDIX B - PORTFOLIO MANAGER INFORMATION” applicable to Manulife Investment Management (US) LLC (“Manulife IM (US)”) as the subadvisor of the fund, as it specifically relates to the fund’s portfolio managers, is amended and supplemented as follows to add the portfolio manager information for Connor Minnaar, CFA.

PORTFOLIO MANAGERS AND OTHER ACCOUNTS MANAGED

As of the Effective Date, Connor Minnaar, CFA is added as a portfolio manager of the fund. As of the Effective Date, Jeffrey N. Given, CFA, Howard C. Greene, CFA, and Pranay Sonalkar will continue as portfolio managers of the fund, and, along with Connor Minnaar, CFA, will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

The following table reflects information regarding other accounts for which each portfolio manager listed above has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies and series thereof; (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pays advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the table is each portfolio manager’s investment in the fund or funds and similarly managed accounts.

The following table reflects information as of February 28, 2022:

	Other Registered		Other Pooled
	Investment Companies		Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Connor Minnaar	0	$0	0	$0	0	$0

Performance-Based Fees for Other Accounts Managed. Of the accounts listed in the table above, those for which the subadvisor receives a fee based on investment performance are listed in the table below.

	Other Registered		Other Pooled
	Investment Companies		Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Connor Minnaar	0	$0	0	$0	0	$0

Ownership of the Funds and Similarly Managed Accounts

The following tables show the dollar range of fund shares and shares of similarly managed accounts beneficially owned by the portfolio managers listed above as of February 28, 2022. For purposes of these tables, “similarly managed accounts” include all accounts that are managed (i) by the same portfolio managers that are jointly and primarily responsible for the day-to-day management of the fund; and (ii) with an investment style, objective, policies and strategies substantially similar to those that are used to manage the fund. Each portfolio manager’s ownership of fund shares is stated in the footnotes that follow the tables.

Managed Account Shares Securitized Debt Portfolio

Portfolio Manager	Dollar Range of Shares Owned[1]
Connor Minnaar	None

1 As of February 28, 2022, Connor Minnaar beneficially owned $0 of Managed Account Shares Securitized Debt Portfolio.

You should read this supplement in conjunction with the SAI and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.